Share Capital and Reserves - Summary of Reconciliation of Shares Issued to Net Proceeds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares issued at nominal amount:
- Performance Share Plan Awards		€ 1	€ 1
- scrip shares issued in lieu of cash dividends			1
Premium on shares issued		117	180
Total value of shares issued		118	182
Issue of scrip shares in lieu of cash dividends (note 13)	€ 0	(51)	(77)
Shares allotted to the Employee Benefit Trust		(56)	(63)
Net proceeds from issue of shares		€ 11	€ 42